Organization and Business Operations (Details) - USD ($)		3 Months Ended
	Nov. 30, 2020	Dec. 31, 2020
Organization and Business Operations (Details) [Line Items]
Stock price (in Dollars per share)	$ 10.18	$ 10.50
Gross proceeds		$ 294,980,895
Total proceeds		8,000,000
Transaction costs		16,979,438
Underwriting discount		6,000,000
Deferred underwriting fees		10,500,000
Other offering costs		$ 479,438
Trust account, percentage		80.00%
Business combination acquires, percentage		50.00%
Business combination, description		(i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
Net tangible assets		$ 5,000,001
Aggregate share, percentage		15.00%
business combination Redeem percentage		100.00%
Business transaction agreement, description		In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Trust account		$ 1,183,830
Receipt from sale of founder shares		25,000
Remaining net Proceeds		141,881
Trust account value		$ 1,183,830
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Stock price (in Dollars per share)		$ 10.00
Proposed public offering, per share (in Dollars per share)	10.00	$ 1.50
Sale of units		$ 300,000,000
Class A Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Common stock par value (in Dollars per share)	0.0001
Stock price (in Dollars per share)	11.50
Proposed public offering, per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 300,000,000
Share issued price (in Dollars per share)		$ 1.50
Class A Common Stock [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Unit sold (in Shares)	30,000,000
Class A Common Stock [Member] | Over-Allotment Option
Organization and Business Operations (Details) [Line Items]
Unit sold (in Shares)	3,900,000
Class A Common Stock [Member] | Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Aggregate warrant (in Shares)		5,333,333
Share issued price (in Dollars per share)		$ 11.50
Total proceeds		$ 8,000,000